UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

     Kevin Oram     New York, New York     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $122,331 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     9018   107910 SH       Sole                   107910        0        0
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    13410   319655 SH       Sole                   319655        0        0
ACTUATE CORP                   COM              00508B102     8286  1482243 SH       Sole                  1482243        0        0
APPLIED MATLS INC              COM              038222105    11371   844141 SH       Sole                   844141        0        0
CULP INC                       COM              230215105     7771   648101 SH       Sole                   648101        0        0
EPICOR SOFTWARE CORP           COM              29426L108     4308   450676 SH       Sole                   450676        0        0
JDA SOFTWARE GROUP INC         COM              46612K108    20931   752355 SH       Sole                   752355        0        0
LAM RESEARCH CORP              COM              512807108     8740   234182 SH       Sole                   234182        0        0
MONARCH CASINO & RESORT INC    COM              609027107     4921   578914 SH       Sole                   578914        0        0
MTS SYS CORP                   COM              553777103     3870   133304 SH       Sole                   133304        0        0
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403    11957   644903 SH       Sole                   644903        0        0
THOR INDS INC                  COM              885160101     8766   290167 SH       Sole                   290167        0        0
TYLER TECHNOLOGIES INC         COM              902252105     8982   479322 SH       Sole                   479322        0        0